Earnings per Share - Weighted Average Number of Common Shares Outstanding (Detail) - shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per Share [Line Items]
Issued shares	214,790,053	218,833,144
Number of common shares outstanding	212,886,342	212,699,730	218,032,053	217,582,152
Number of weighted average shares outstanding		217,264,615
Parent Company [Member]
Earnings per Share [Line Items]
Issued shares	218,833,144	218,833,144	218,833,144
Treasury shares	(6,133,414)	(801,091)	(1,250,992)
Acquisition of treasury shares	(317,000)	(5,773,410)
Disposal of treasury shares	503,612	441,087	449,901
Number of common shares outstanding	212,886,342		218,032,053
Weighted average shares issued	218,833,144	218,833,144	218,833,144
Weighted average treasury shares	(6,133,414)	(801,091)	(1,250,992)
Acquisition of weighted average treasury shares	(315,314)	(1,154,633)
Disposal of weighted average treasury shares	463,722	387,195	412,338
Number of weighted average shares outstanding	212,848,138		217,994,490